Fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of Fair Value of Financial assets and liabilities Measurement

The following tables set forth the fair value of the Company’s financial assets and liabilities measured at fair value as of:

	December 31, 2020
	Level 1	Level 2	Level 3
Cash and cash equivalents:
Cash	$35,448	$—	$—
Money market funds	223,474	—	—
Deposits	9,108	—	—
Bank Deposits	90,000	—	—
Restricted deposits	2,935	—	—
Marketable securities	—	357,420	—
Asset derivatives	—	314	—
Liability derivatives	—	(12)	—
Contingent consideration	—	—	(2,725)
	$360,965	$357,722	$(2,725)

	December 31, 2019
	Level 1	Level 2	Level 3
Cash and cash equivalents:
Cash	$21,289	$—	$—
Deposits	2,882	—	—
Bank Deposits	15,000	—	—
Restricted deposits	3,492	—	—
Marketable securities	—	110,364	—
Derivatives	—	179	—
Contingent consideration	—	—	(6,327)
	$42,663	$110,543	$(6,327)

Summary of Changes in Fair Value of Contingent Consideration

The following table sets forth a summary of the changes in the fair value of the contingent consideration:

Fair value as of December 31, 2019	$(6,327)
Payment	4,000
Revaluation	(398)
Fair value as of December 31, 2020	$(2,725)